Property, plant and equipment (Tables)	12 Months Ended
Jan. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]
	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000's	NZ$000's	NZ$000's	NZ$000's

Plant, furniture, fittings and motor vehicles
At cost	27,801	25,455	26,269	24,687
Accumulated depreciation	(25,788)	(23,182)	(22,855)	(21,176)
	2,013	2,273	3,414	3,511

Leasehold Improvements
At cost	10,762	10,132	10,640	11,111
Accumulated depreciation	(8,034)	(7,441)	(7,845)	(7,769)
	2,728	2,691	2,795	3,342
Total property, plant and equipment	4,741	4,964	6,209	6,853

Disclosure of detailed information about movements in carrying amounts of property, plant and equipment [Text Block]
Movement in the carrying amounts for each class of property, plant and equipment between the beginning and the end of the current financial period:

		Plant, furniture,
	Leasehold	fittings and
	improvements	motor vehicles	Total
	NZ$000's	NZ$000's	NZ$000's
Year ended 31 January 2018
Balance at the beginning of period	2,691	2,273	4,964
Additions	285	2,032	2,317
Disposals	(4)	(118)	(122)
Depreciation expense	(496)	(2,228)	(2,724)
Foreign exchange movements	252	54	306
Balance at the end of the year	2,728	2,013	4,741

		Plant, furniture,
	Leasehold	fittings and
	improvements	motor vehicles	Total
	NZ$000's	NZ$000's	NZ$000's
7 months ended 31 January 2017
Balance at the beginning of period	2,795	3,414	6,209
Additions	241	482	723
Depreciation expense	(296)	(1,368)	(1,664)
Impairment	-	(281)	(281)
Foreign exchange movements	(49)	26	(23)
Balance at the end of the year	2,691	2,273	4,964

		Plant, furniture,
	Leasehold	fittings and
	Improvements	motor vehicles	Total
	NZ$000's	NZ$000's	NZ$000's
Year ended 30 June 2016
Balance at the beginning of year	3,342	3,511	6,853
Additions	205	2,498	2,703
Disposals
Depreciation expense	(469)	(2,497)	(2,966)
Foreign exchange movements	(283)	(98)	(381)
Balance at the end of the year	2,795	3,414	6,209

			Plant, furniture,
	Plant under	Leasehold	fittings and
	finance lease	Improvements	motor vehicles	Total
	NZ$000’s	NZ$000's	NZ$000's	NZ$000's

Year ended 30 June 2015
Balance at the beginning of year	461	3,841	1,038	5,340
Additions	-	96	4,605	4,701
Depreciation expense	(461)	(657)	(2,242)	(3,360)
Foreign exchange movements	-	62	110	172
Balance at the end of the year	-	3,342	3,511	6,853